Income Taxes Expense (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes Expense
Schedule of loss before income taxes

	As of December 31,
	2018	2019	2020
	US$	US$	US$
PRC	15,175,153	(16,601,650)	(21,862,391)
HK	(2,396,163)	(14,046,405)	(9,697,599)
US	(337,157)	(2,744,517)	(9,297,488)
Cayman	(2,294,148)	(3,451,775)	(6,502,164)
	10,147,685	(36,844,347)	(47,359,642)

Schedule of Group's deferred tax assets

	As of December 31,
	2018	2019	2020
	US$	US$	US$
Deferred tax assets:
Net operating loss carry-forward	17,044,260	18,196,880	22,456,244
Accrued expenses	2,496,850	3,833,970	1,082,761
Advertising fees	5,876,863	10,854,554	23,293,389
Deferred subsidies and revenue	71,705	70,193	507,414
Provision for doubtful accounts	214,327	515,870	204,936
Depreciation difference of property and equipment	—	109,385	530,685
Impairment loss	—	82,505	82,505
Total deferred tax assets	25,704,005	33,663,357	48,157,934
Valuation allowance on deferred tax assets	(25,704,005)	(33,663,357)	(48,157,934)
Net deferred tax assets	—	—	—

Schedule of changes in valuation allowance

	For the years ended December 31,
	2018	2019	2020
	US$	US$	US$
Balance at the beginning of the year	26,748,482	25,704,005	33,663,357
Movement	(567,897)	8,051,215	14,496,600
Tax loss carry forwards expired	(423,517)	(91,863)	(2,023)
Exchange difference effect	(53,063)	—	—
Balance at the end of the year	25,704,005	33,663,357	48,157,934

Schedule of reconciliations of differences between PRC statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2018	2019	2020
Statutory income tax rate	25%	25%	25%
Valuation allowance	(11)%	(26)%	(25)%
Additional tax deduction	(25)%	6%	4%
Effect of different tax rate of subsidiary operation in other jurisdiction	8%	(5)%	(4)%
Expired tax loss	4%	—	—
Others	(1)%	—	—
Effective tax rate	—	—	—